Employee Benefits - Summary of Provisions for Employee Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Employee benefits, beginning balance	€ 1,385	€ 1,454
Increases/ Present value	687	157
Decrease	(229)	(221)
Exchange differences and other changes	(10)	(5)
Employee benefits, ending balance	1,833	1,385
Non-current portion, beginning balance	1,355	1,420
Non-current portion, ending balance	1,736	1,355
Current portion, beginning balance	30	34
Current portion, ending balance	97	30
Provision for employee severance indemnities [member]
Disclosure of defined benefit plans [line items]
Employee benefits, beginning balance	1,009	1,018
Increases/ Present value		49
Decrease	(51)	(59)
Exchange differences and other changes		1
Employee benefits, ending balance	958	1,009
Provision for pension plans [member]
Disclosure of defined benefit plans [line items]
Employee benefits, beginning balance	28	23
Increases/ Present value	(2)	7
Decrease	(1)	(2)
Exchange differences and other changes	(3)
Employee benefits, ending balance	22	28
Provision for termination benefit incentives and Corporate restructuring expenses [member]
Disclosure of defined benefit plans [line items]
Employee benefits, beginning balance	348	413
Increases/ Present value	689	101
Decrease	(177)	(160)
Exchange differences and other changes	(7)	(6)
Employee benefits, ending balance	853	348
Other provisions for employee benefits [member]
Disclosure of defined benefit plans [line items]
Employee benefits, beginning balance	376	436
Increases/ Present value	687	108
Decrease	(178)	(162)
Exchange differences and other changes	(10)	(6)
Employee benefits, ending balance	€ 875	€ 376